Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings	Accumulated other comprehensive income (loss)	Treasury Stock
Balance, shares at Dec. 31, 2021		5,587,939	15
Balance, amount at Dec. 31, 2021	$ 84,760,268	$ 13,969,848	$ 1,500,000	$ 35,322,063	$ 37,758,105	$ (1,166,971)	$ (2,622,777)
Net income	13,739,940				13,739,940
Other comprehensive loss	(19,500,846)					(19,500,846)
Total comprehensive loss	(5,760,906)
Cash dividends declared - common stock	(4,967,035)				(4,967,035)
Cash dividends declared - preferred stock	(66,563)				(66,563)
Issuance of common stock, shares		59,771
Issuance of common stock, amount	1,210,599	$ 149,427		1,061,172
Balance, shares at Dec. 31, 2022		5,647,710	15
Balance, amount at Dec. 31, 2022	75,176,363	$ 14,119,275	$ 1,500,000	36,383,235	46,464,447	(20,667,817)	(2,622,777)
Net income	13,431,855				13,431,855
Other comprehensive loss	4,736,222					4,736,222
Total comprehensive loss	18,168,077
Cash dividends declared - common stock	(5,028,021)				(5,028,021)
Cash dividends declared - preferred stock	(120,938)				(120,938)
Issuance of common stock, shares		76,441
Issuance of common stock, amount	1,382,446	$ 191,103		1,191,343
Cumulative change in accounting principle (Note 2)	(549,113)				(549,113)
Adjusted change in accounting principal, amount	74,627,250				45,915,334
Balance, shares at Dec. 31, 2023		5,724,151	15
Balance, amount at Dec. 31, 2023	$ 89,028,814	$ 14,310,378	$ 1,500,000	$ 37,574,578	$ 54,198,230	$ (15,931,595)	$ (2,622,777)